EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFIT PLAN
Contribution for employee benefits	¥ 235,794	¥ 97,332	¥ 40,311